Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 7,435	$ 6,690	$ 10,673
Deferred tax (benefit)/expense	(988)	387	64
Total taxation expense	$ 6,447	$ 7,077	$ 10,737